CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital [Member]	Reserve of exchange differences on translation [Member]	Reserve of cash flow hedges [Member]	Reserve of actuarial losses on defined benefit plans [Member]	Other reserves [Member]	Total other reserves [Member]	Retained Earnings [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2020	$ 7,415,635	$ 603,618	$ (1,081,320)	$ (37,007)	$ (19,725)	$ 29,255	$ (1,108,797)	$ 7,889,901	$ 7,384,722	$ 30,913
Comprehensive income
Net profit (loss)	1,031,599	0	0	0	0	0	0	1,030,812	1,030,812	787
Other comprehensive income, net of tax	(179,964)	0	(73,875)	(99,852)	(1,041)	1,894	(172,874)	0	(172,874)	(7,090)
Comprehensive income	851,635	0	(73,875)	(99,852)	(1,041)	1,894	(172,874)	1,030,812	857,938	(6,303)
Equity issue	200,000	200,000	0	0	0	0	0	0	200,000	0
Dividends	(596,215)	0	0	0	0	0	0	(596,012)	(596,012)	(203)
Increase (decrease) from transfers and other changes	(35)	0	0	0	0	40,601	40,601	(40,636)	(35)	0
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control	(52,516)	0	0	0	0	0	0	(35,880)	(35,880)	(16,636)
Changes in equity	402,869	200,000	(73,875)	(99,852)	(1,041)	42,495	(132,273)	358,284	426,011	(23,142)
Closing balance at Dec. 31, 2021	7,818,504	803,618	(1,155,195)	(136,859)	(20,766)	71,750	(1,241,070)	8,248,185	7,810,733	7,771
Comprehensive income
Net profit (loss)	704,226	0	0	0	0	0	0	704,480	704,480	(254)
Other comprehensive income, net of tax	177,578	0	57,866	126,747	(14,608)	7,572	177,577	0	177,577	1
Comprehensive income	881,804	0	57,866	126,747	(14,608)	7,572	177,577	704,480	882,057	(253)
Dividends	(440,324)	0	0	0	0	0	0	(437,995)	(437,995)	(2,329)
Increase (decrease) from transfers and other changes	0	0	0	0	0	13,769	13,769	(13,769)	0	0
Changes in equity	441,480	0	57,866	126,747	(14,608)	21,341	191,346	252,716	444,062	(2,582)
Closing balance at Dec. 31, 2022	8,259,984	803,618	(1,097,329)	(10,112)	(35,374)	93,091	(1,049,724)	8,500,901	8,254,795	5,189
Comprehensive income
Net profit (loss)	(358,527)	0	0	0	0	0	0	(358,560)	(358,560)	33
Other comprehensive income, net of tax	199,901	0	256,452	(54,840)	(1,990)	90	199,712	0	199,712	189
Comprehensive income	(158,626)	0	256,452	(54,840)	(1,990)	90	199,712	(358,560)	(158,848)	222
Equity issue	1,376	0	0	0	0	0	0	0	0	1,376
Dividends	(92,923)	0	0	0	0	0	0	(92,719)	(92,719)	(204)
Increase (decrease) from transfers and other changes	0	0	0	0	0	13,877	13,877	(13,877)	0	0
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control	(782)	0	0	0	0	0	0	(782)	(782)	0
Changes in equity	(250,955)	0	256,452	(54,840)	(1,990)	13,967	213,589	(465,938)	(252,349)	1,394
Closing balance at Dec. 31, 2023	$ 8,009,029	$ 803,618	$ (840,877)	$ (64,952)	$ (37,364)	$ 107,058	$ (836,135)	$ 8,034,963	$ 8,002,446	$ 6,583